DISCONTINUED OPERATIONS - Components comprising net loss from our discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Gross profit	$ 182,464
Loss from discontinued operations
Loss from discontinued operations, net of taxes	(3,889)	$ (38,608)
Loss on disposal of discontinued operations	(186,353)	(38,608)
Loss from discontinued operations	(186,353)	(38,608)
Blue Camo | Discontinued operations, Held for sale
DISCONTINUED OPERATIONS
Revenues from discontinued operations, net of discounts	10,260	44,183
Cost of goods sold	9,074	28,705
Gross profit	1,186	15,478
Operating expenses from discontinued operations:
Selling, general, and administrative	2,115	40,153
Depreciation and amortization	2,675	11,055
Total operating expenses from discontinued operations	4,790	51,208
Loss from operations	(3,604)	(35,730)
Other expense
Interest Expense	(580)	(2,250)
Current tax provision	(575)	(628)
Deferred tax benefit	870
Total income taxes	295	(628)
Loss from discontinued operations
Loss from discontinued operations, net of taxes	(3,889)	(38,608)
Loss on disposal of discontinued operations	(182,464)
Loss from discontinued operations	$ (186,353)	$ (38,608)